Other Assets (Detail) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Other Assets [Abstract]
Corporate/bank owned life insurance		$ 4,704	$ 4,598
Accounts receivable		3,535	4,166
Equity in joint ventures and other investments	[1]	3,329	3,287
Income taxes receivable		1,554	2,142
Fails to deliver		1,494	1,351
Software		1,355	1,332
Prepaid pension assets		727	708
Fair value of hedging derivatives		716	851
Prepaid expenses		464	451
Due from customers on acceptances		258	247
Other		1,490	1,357
Total other assets		19,626	20,490
Federal Reserve Bank stock		$ 453	$ 447

[1]	Includes Federal Reserve Bank stock of $453 million and $447 million, respectively, at cost